Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	53,845,407	53,925,560
Effect of dilutive share options outstanding (in shares)	297,103	1,060,230
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,142,510	54,985,790